Income Tax (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Statement [Line Items]
Statutory rate	27.00%	27.00%	27.00%
United State [Member]
Statement [Line Items]
Tax loss carryforwards	$ 474,030	$ 539,080
Accrued amount of late filing penalties	$ 344,492